General and administrative costs (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
General and administrative costs
General and administrative expense	€ 2,903,000	€ 2,579,000	€ 8,970,000	€ 7,900,000